Acquisition of e.l.f. Cosmetics, Inc. and Subsidiaries - Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Tangible assets acquired	$ 51,755
Goodwill	157,264	$ 157,264
Liabilities assumed	(74,990)
Fair value of total purchase consideration	271,009
Customer Relationships, Retailers
Business Acquisition [Line Items]
Intangible asset	68,800
Customer Relationships, E-Commerce
Business Acquisition [Line Items]
Intangible asset	3,800
Favorable Leases
Business Acquisition [Line Items]
Intangible asset	580
Trademark
Business Acquisition [Line Items]
Intangible asset	$ 63,800